Financial Risk Management Objectives	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Financial Risk Management Objectives
26.	FINANCIAL RISK MANAGEMENT OBJECTIVES

Financial risks are those derived from financial instruments the Company is exposed to during or at the closing of each fiscal year. The objective of the Company’s financial risk management is to minimize its risk exposure against various financial risks, which include market risk, credit risk and liquidity risk. The Company uses derivative instruments to cover certain risks when it considers them necessary. It is the Company’s policy that no trading in derivatives for speculative purposes shall be undertaken.

The Company manages its exposure to key financial risks, as described in the succeeding paragraphs.

(a)	Market risk

Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market prices comprise four types of risk: interest rate risk, equity price risk, foreign currency risk and commodity price risk. Financial instruments affected by market risk include loans and borrowings, available-for-sale investments and derivative financial instruments.

The sensitivity analysis in the following sections relate to the position as of December 31, 2017 and 2016.

The analysis exclude the impact of movements in market variables on the carrying value of other post-retirement obligations provisions and on the non-financial assets and liabilities of foreign operations.

Interest rate risk

The Company’s exposure to interest rate risk arises from borrowing at floating interest rates.  Changes in interest rate will affect future cash flows but not the fair value. Less than 45% of the Company’s financial liabilities bear floating interest rate and the rest of its financial liabilities either bears fixed interest rate which are close to the market rate or are non-interest bearing.

At the reporting dates, a change of 30 basis points of interest rate in a reporting period could cause the profit for the years ended December 31, 2017 and 2016 to increase/decrease by $113 and $75, respectively.

Equity price risk

The Company’s unlisted equity security is classified as non-current financial assets-available for sale which is subsequently measured at estimated fair value.

At the reporting date, the exposure to unlisted equity security at fair value was $2.8 million (2016: $2.8 million).  Sensitivity analysis of the unlisted equity investment has been provided in Note 11.4.

26.	FINANCIAL RISK MANAGEMENT OBJECTIVES (continued)

Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Company’s exposure to the risk of changes in foreign exchange rates arise from sales, purchases and borrowings by operating units in currencies other than the unit’s functional currency. The Company’s principal operations are located in Thailand, the PRC, Singapore and Australia and a substantial portion of its revenues are denominated in Thai Baht, RMB, Australian dollars or Singapore dollars, whereas a substantial portion of the Company’s cost of sales are denominated in US dollars, its reporting currency. Any devaluation of the functional currencies of the Company’s principal subsidiaries against the US dollar would likely have an adverse impact on the operations of the Company. The Company currently does not maintain a foreign currency hedging policy. However, management monitors the foreign exchange exposure and will consider hedging significant foreign currency exposure should the need arise.

The balance of financial assets and liabilities denominated in a currency different from the Company’s reporting currency are summarized below.

	Financial Assets		Financial Liabilities
	As of December 31,		As of December 31
	2017	2016	2017	2016
Thai Baht (THB)	354	354	30	30
Singapore dollar (SGD)	39	127	58	23
Taiwan dollar (TWD)	5,927	1,602	1,705	2,201
Renminbi (RMB)	115,545	88,477	21,961	12,965
Hong Kong dollar (HKD)	31,578	19,840	42	63
Australian dollar (AUD)	766	919	—	—
Japanese yen (JPY)	—	—	—	14,978

Foreign currency sensitivity

The following table demonstrates the sensitivity of the Company’s profit before tax and equity to a reasonably possible change of each foreign currency exchange rates against the US dollar, with all other variables held constant.

	Change rate	THB	SGD	TWD	RMB	HKD	AUD	JPY
	5%	—	4	(1)	541	128	34	(6)
2016	-5%	—	(4)	1	(541)	(127)	(34)	6

	5%	—	(1)	7	718	202	30	—
2017	-5%	—	1	(7)	(718)	(202)	(30)	—

Commodity price risk

The Company is affected by the volatility of certain commodities. Copper is the principal raw material used by the Company. The Company purchases copper at price closely related to the prevailing international spot market on the London Metal Exchange for copper. The price of copper is influenced heavily by global supply and demand as well as speculative trading. Consequently, a change in the price of copper will have a direct effect on the Company’s cost of sales.  The Company does not use derivative instruments to hedge the price risk associated with the purchase of this commodity.  However, we cover some of these risks through long-term purchase contracts.

26.	FINANCIAL RISK MANAGEMENT OBJECTIVES (continued)

Commodity price sensitivity

The following table shows the potential effect of price changes in copper.

	Change in year-end price	Effect on profit before tax	Effect on equity
	US$’000	US$’000	US$’000
2017	+44%	11,282	N/A
Copper	-44%	(11,282)	N/A

2016	+25%	6,302	N/A
Copper	-25%	(6,302)	N/A

On average, copper composes around 80% and 84% of the product cost in 2017 and 2016, respectively.  The above sensitivity analysis is based on the average fluctuation rate in the past five years and one month manufacturing lead time to estimate its impact on profit before tax.

(b)	Credit risk

Credit risk arises from the financial assets of the Company, which comprise cash and cash equivalents, held-to-maturity securities and trade and other receivables.

The Company maintains cash and cash equivalents with various financial institutions. These financial institutions are located in Singapore, Thailand, Australia, Hong Kong and the People’s Republic of China. The Company’s policy is designed to limit its exposure to any one institution. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. In addition, in selected countries, the Company uses credit rating agency such as Dun and Bradstreet to screen out new low performing customers. Customers are given credit terms over time when they establish good payment patterns with the Company.

Concentrations of credit risk with respect to accounts receivable are limited due to the large number of entities comprising the Company’s customer base. The Company carefully assesses the financial strength of its customers and generally does not require any collateral. The Company’s exposure to credit risk arises from default of counterparty, with maximum exposure equal to the carrying amount of these financial instruments.

The Company is exposed to credit loss in the event of non-performance by counter-parties on foreign exchange contracts and trade and other receivables. For the year end December 31, 2017 and 2016, the Company recorded a provision of allowance for doubtful accounts of $2.0 million and $1.8 million, respectively, for a customer of a subsidiary who was not able to settle overdue payments.

As of December 31, 2017 and 2016, trade receivables from one customer represented 22.4% and 8.2% of total trade receivables of the Company, respectively. The credit concentration risk of other trade receivables is insignificant.

26.	FINANCIAL RISK MANAGEMENT OBJECTIVES (continued)
(c)	Liquidity risk

Liquidity risk arises from the financial liabilities of the Company and its subsidiaries and their subsequent ability to meet obligations to repay their financial liabilities as and when they fall due. Management manages the Company’s liquidity risk by closely monitoring cash flow from the operations. The Company has about $46 million in cash and cash equivalents, $144 million in unutilized amounts of bank loans, and the total financial liabilities is $78 million at the reporting date, which for financial assets and liabilities results in a net asset position. Liquidity risk is considered to be minimal.

The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payment obligations.

	< 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2017
Financial liabilities
Interest-bearing loans and borrowings	41,461	—	—	—	41,461
Trade and other payables	28,850	—	—	—	28,850
Due to related parties	5,805	—	—	—	5,805
Due to immediate holding company	1,537	—	—	—	1,537
Other current financial liabilities - at fair value through profit or loss	139	—	—	—	139
Finance lease liability	39	27	15	2	83
	77,831	27	15	2	77,875

As of December 31, 2016
Financial liabilities
Interest-bearing loans and borrowings	28,454	—	—	—	28,454
Trade and other payables	30,023	—	—	—	30,023
Due to related parties	3,096	—	—	—	3,096
Due to immediate holding company	1,537	—	—	—	1,537
Finance lease liability	32	49	8	—	89
	63,142	49	8	—	63,199

(d)	Capital management

The primary objectives of the Company’s capital management are to safeguard the Company’s ability to continue as a going concern and maintain healthy capital ratios in order to support its business, maximize shareholders’ value and to maintain an optimal capital structure to reduce the cost of capital.

The Company manages its capital structure and makes adjustments to it, in light of changes in economic conditions and the risks characteristics of the underlying assets. To maintain or adjust the capital structure, the Company may adjust the dividend payment to shareholders, return capital to shareholders, issue new shares or conduct stock repurchase programs. The Company is not subject to any externally imposed capital requirements. No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2017 and 2016.

26.	FINANCIAL RISK MANAGEMENT OBJECTIVES (continued)

In line with industry practices, the Company monitors capital using a gearing ratio, which is net debt divided by total capital plus net debt. The Company includes within net debt, interest bearing loans and borrowings, trade and other payables, less cash and cash equivalents.

	As of December 31,
	2017	2016
	US$’000	US$’000
Interest bearing loans and borrowings	41,151	28,225
Trade and other payables	28,850	30,023
Less: cash and cash equivalents	(46,093)	(48,231)
Net debt	23,908	10,017
Total Equity	222,826	197,175
Capital and net debt	246,734	207,192
Gearing ratio	9.7%	4.8%

The Company has no direct business operations other than its ownership of the capital stock of its subsidiaries and joint venture holdings. As a holding company, the Company’s ability to pay dividends, as well as to meet its other obligations, depends upon the amount of distributions, if any, received from the Company’s operating subsidiaries and other holdings and investments.  The Company’s operating subsidiaries and other holdings and investments, from time to time, may be subject to restrictions on their ability to make distributions to the Company, including as a result of restrictive covenants contained in loan agreements, restrictions on the conversion of local currency earnings into U.S. dollars or other hard currency and other regulatory restrictions.  For example, PRC legal restrictions permit payments of dividends by our business entities in the PRC only out of their retained earnings, if any, determined in accordance with relevant PRC accounting standards and regulations.  Under PRC law, such entities are also required to set aside a portion of their net income each year to fund certain reserve funds.  These reserves are not distributable as cash dividends.  The foregoing restrictions may also affect the Company’s ability to fund operations of one subsidiary with dividends and other payments received from another subsidiary.

(e)	Collateral

The credit lines of the Company were collateralized by:

(i)	Mortgage of the Company’s land, buildings, machinery and equipment with a total carrying amount of $8,633 at December 31, 2017 (2016: $8,778);
(ii)	Pledge of other receivables of $7,528 at December 31, 2017 (2016: $6,872) ;
(iii)	Corporate guarantee issued by the Company and a subsidiary of the Company.
(iv)	A trading facility was secured by all the assets and uncalled capital with total carrying amount of $25,781 of a subsidiary as of December 31, 2017 (2016: $ 27,607).

The weighted average interest rates on bank loans and overdrafts as of December 31, 2017 and 2016 were 2.85% and 3.14% per annum, respectively.